Unissued Capital (Tables)	6 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Unissued Capital
	31 December 2024 $	30 June 2024 $
Unissued capital reserve	45,734,183	45,734,183
	45,734,183	45,734,183

Schedule of Capital Contribution
	31 December 2024 $	30 June 2024 $
Balance at beginning of period	45,734,183	44,470,123
Capital contribution funding received	-	1,127,417
Foreign exchange movement	-	136,643
Balance at end of period	45,734,183	45,734,183